Segment Information (Tables)	6 Months Ended
Mar. 31, 2024
Segment Information [Abstract]
Schedule of Selected Financial Information	Selected financial information is presented below:
	Education		Wellness and others		Total
	2024	2023	2024	2023	2024	2023
Revenues	$3,689,016	$3,526,598	$18,920	$-	$3,707,936	$3,526,598
Cost of revenues	2,053,164	2,285,768	21,896	-	2,075,060	2,285,768
Gross profit	1,635,851	1,240,830	(2,975)	-	1,632,876	1,240,830
Interest expenses, net	111,304	142,967	(20)	-	111,284	142,967
Depreciation and amortization	53,008	79,916	920	-	53,928	79,916
Capital expenditures	15,531	167,292	17,566	-	33,097	167,292
Segment assets	15,693,113	19,448,093	746,821	-	16,439,934	19,448,093
Segment loss	$(1,542,596)	$(3,662,596)	$(251,568)	$-	$(1,794,164)	$(3,662,596)